Intangibles And Goodwill (Changes In Carrrying Amount Of Intangibles With Indefinite Useful Lives) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	$ 7,715
Additions	138	$ 126
Intangible assets and goodwill at end of period	7,762	7,715
Broadcast Rights and Licenses [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	5,029	5,029
Intangible assets and goodwill at end of period	5,029	5,029
Trademark And Brands [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period		53
Disposition		(51)
Foreign currency translation		(2)
Goodwill [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	280	1,315
Disposition		(958)
Write-down		(32)
Foreign currency translation		(45)
Intangible assets and goodwill at end of period	280	280
Wireless Spectrum Licences [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	1,947	1,517
Business acquisition		430
Additions	25
Disposition	(19)
Intangible assets and goodwill at end of period	$ 1,953	$ 1,947